Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The effect of reinsurance and retrocessional activity on premiums written and earned from property and casualty operations is shown below:

(U.S. dollars in thousands)	Premiums Written Year Ended December 31,			Premiums Earned Year Ended December 31,
	2013	2012	2011	2013	2012	2011
Direct	$5,050,953	$4,733,516	$4,714,588	$4,966,207	$4,604,323	$4,624,557
Assumed	2,365,839	2,441,612	2,183,696	2,363,261	2,393,490	2,179,555
Ceded	(1,512,810)	(1,218,109)	(1,464,896)	(1,315,369)	(1,231,835)	(1,477,000)
Net	$5,903,982	$5,957,019	$5,433,388	$6,014,099	$5,765,978	$5,327,112

Analysis of losses, loss expenses and future policy benefit reserves recoverables
The following table presents an analysis of total unpaid losses and loss expenses and future policy benefit reserves recoverable for the year ended December 31:

(U.S. dollars in thousands)	2013	2012
P&C operations	$3,414,735	$3,361,703
Life Operations	20,495	20,399
Total unpaid losses and loss expenses recoverable	$3,435,230	$3,382,102

Ceded credit risk by reinsurer
The following is an analysis of the total recoverable and reinsurance balances receivable at December 31, 2013, by reinsurers owing 3% or more of such total:

Name of Reinsurer	Reinsurer Financial Strength Rating	% of Total
Munich Reinsurance Company	AA-/Stable	26.9%
Swiss Reinsurance Company	AA-/Stable	10.5%
Lloyd’s Syndicate	A+/Positive	6.1%
Swiss Re Europe S.A.	AA-/Stable	5.0%
Transatlantic Reinsurance Company	A+/Stable	4.7%

Ratings profile of reinsurers
The following table sets forth the ratings profile of the reinsurers that support the unpaid loss and loss expense recoverable and reinsurance balances receivable:

Reinsurer Financial Strength Rating	% of Total
AAA	0.8%
AA	53.5%
A	36.7%
BBB	1.7%
BB and below	—%
Captives	5.2%
Not Rated	0.1%
Other	2.0%
Total	100.0%